SHARE CAPITAL (Schedule of Award Activity) (Details) (USD $)	0 Months Ended			12 Months Ended
	Aug. 24, 2011	Aug. 11, 2011	Aug. 09, 2011	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Nonvested [Member]	Dec. 31, 2012 Warrants [Member]		Dec. 31, 2011 Warrants [Member]		Dec. 31, 2010 Warrants [Member]
Shares Under Options
Outstanding, beginning balance				509,143	330,404	350,394	90,588	706,555		507,530		154,990
Granted	90,588	70,588	35,294		196,470			325,754		254,558		414,115
Vested (including cancelled and exercised)							(54,117)
Exercised				(80,499)	(2,354)	(2,590)		(167,719)
Canceled and forfeited				(299,692)	(15,377)	(17,400)				(55,533)		(61,575)
Outstanding, ending balance				128,952	509,143	330,404	36,471	864,590		706,555		507,530
Exercisable				92,482	418,554	330,404		864,590		706,555		507,530
Weighted Average Exercise Price
Outstanding, beginning balance				$ 3.36	$ 5.23	$ 5.70		$ 0.68	[1]	$ 1.53	[1]	$ 11.48
Granted	$ 0.85	$ 0.00	$ 0.47		$ 0.47			$ 0.00		$ 0.00	[1]	$ 0.21
Exercised				$ 0.00	$ 0.09	$ 0.07		$ 1.74			[1]
Canceled and forfeited				$ 6.84	$ 7.40	$ 14.96				$ 5.27	[1]	$ 15.00
Outstanding, ending balance				$ 4.12	$ 3.36	$ 5.23		$ 0.55		$ 0.68	[1]	$ 1.53	[1]
Exercisable				$ 5.40	$ 3.91	$ 5.23		$ 0.55		$ 0.68	[1]	$ 1.53
Weighted Average Grant Date Fair Value
Outstanding, beginning balance							$ 0.21
Granted
Vested (including cancelled and exercised)							$ 0.21
Forfeited
Outstanding, ending balance							$ 0.21

[1]	The weighted average exercise price is after re-pricing the exercise price related to the convertible bond holders.